Equity-accounted investees - Loans issued to Skillaz (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Jun. 09, 2020
Long-term loans and borrowings:
Total long-term loans and borrowings	₽ 11,541
Current loans and borrowings:
Total current loans and borrowings	8,178
Skillaz
Loans issued to Skillaz
Maximum amount available		₽ 50
Loans issued to associates during the period	19,200
Long-term loans and borrowings:
Loans issued	11,541
Total long-term loans and borrowings	11,541
Current loans and borrowings:
Loan issued - current portion	8,178
Total current loans and borrowings	₽ 8,178